Fees Summary $ in Thousands	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	$1,405,000
Narrative - Max Aggregate Offering Price	$ 1,405
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A